ACQUIRED INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS
ACQUIRED INTANGIBLE ASSETS

6.                                      ACQUIRED INTANGIBLE ASSETS

Acquired intangible assets arose from the acquisitions of Weland in 2012 and consisted of the following:

	December 31,
	2011	2012

Trademark	—	408
Non-Compete Agreement	—	188
	—	596
Less: Accumulated amortization	—	(47)
Exchange difference	—	14
Acquired intangible assets, net	—	563

Amortization expense for the years ended December 31, 2010, 2011 and 2012 was nil, nil and $47, respectively. Future amortization expenses of acquired intangible assets with determinable lives are $80, $80, $80, $80 and $229 for 2013, 2014, 2015, 2016, 2017 and thereafter, respectively.